Shareholder Report, Holdings (Details)	Dec. 31, 2024
Banking Fund | Variable Annuity | Banks
Holdings [Line Items]
Percent of Net Asset Value	92.80%
Banking Fund | Variable Annuity | Savings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Banking Fund | Variable Annuity | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Variable Annuity | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Variable Annuity | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Variable Annuity | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Variable Annuity | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Banking Fund | Variable Annuity | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Variable Annuity | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Variable Annuity | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Variable Annuity | NU Holdings Limited/Cayman Islands — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Banking Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Basic Materials | Variable Annuity | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Basic Materials | Variable Annuity | Mining
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Basic Materials | Variable Annuity | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Basic Materials | Variable Annuity | Iron & Steel
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Basic Materials | Variable Annuity | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Basic Materials | Variable Annuity | Coal
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials | Variable Annuity | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Basic Materials | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Basic Materials | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Basic Materials | Variable Annuity | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Basic Materials | Variable Annuity | Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Basic Materials | Variable Annuity | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials | Variable Annuity | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials | Variable Annuity | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials | Variable Annuity | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Basic Materials | Variable Annuity | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials | Variable Annuity | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Basic Materials | Variable Annuity | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Basic Materials | Variable Annuity | Vale S.A. ADR
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Biotechnology Fund | Variable Annuity | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Biotechnology Fund | Variable Annuity | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Biotechnology Fund | Variable Annuity | Healthcare Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Variable Annuity | Healthcare Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Biotechnology Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Biotechnology Fund | Variable Annuity | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Variable Annuity | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Biotechnology Fund | Variable Annuity | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Biotechnology Fund | Variable Annuity | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Biotechnology Fund | Variable Annuity | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Biotechnology Fund | Variable Annuity | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Biotechnology Fund | Variable Annuity | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Variable Annuity | AstraZeneca plc ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Biotechnology Fund | Variable Annuity | Biogen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Biotechnology Fund | Variable Annuity | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Products Fund | Variable Annuity | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Products Fund | Variable Annuity | Food
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Consumer Products Fund | Variable Annuity | Beverages
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Consumer Products Fund | Variable Annuity | Cosmetics & Personal Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Consumer Products Fund | Variable Annuity | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Consumer Products Fund | Variable Annuity | Household Products & Housewares
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Products Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Variable Annuity | Internet
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Consumer Products Fund | Variable Annuity | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Products Fund | Variable Annuity | Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Consumer Products Fund | Variable Annuity | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Products Fund | Variable Annuity | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Products Fund | Variable Annuity | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Products Fund | Variable Annuity | Mondelez International, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Products Fund | Variable Annuity | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Products Fund | Variable Annuity | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Variable Annuity | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Variable Annuity | Kroger Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Electronics Fund | Variable Annuity | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Electronics Fund | Variable Annuity | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Electronics Fund | Variable Annuity | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Electronics Fund | Variable Annuity | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Electronics Fund | Variable Annuity | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Electronics Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Electronics Fund | Variable Annuity | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Electronics Fund | Variable Annuity | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Electronics Fund | Variable Annuity | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Electronics Fund | Variable Annuity | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Electronics Fund | Variable Annuity | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Electronics Fund | Variable Annuity | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Electronics Fund | Variable Annuity | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Electronics Fund | Variable Annuity | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Electronics Fund | Variable Annuity | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Electronics Fund | Variable Annuity | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Energy Fund | Variable Annuity | Mining
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy Fund | Variable Annuity | Coal
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Energy Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Energy Fund | Variable Annuity | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Fund | Variable Annuity | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Energy Fund | Variable Annuity | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Energy Fund | Variable Annuity | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Energy Fund | Variable Annuity | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Energy Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Energy Fund | Variable Annuity | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Energy Fund | Variable Annuity | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Energy Fund | Variable Annuity | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Fund | Variable Annuity | Equities Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Variable Annuity | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy Fund | Variable Annuity | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy Fund | Variable Annuity | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Variable Annuity | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Variable Annuity | Schlumberger N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Variable Annuity | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Services Fund | Variable Annuity | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Energy Services Fund | Variable Annuity | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	68.10%
Energy Services Fund | Variable Annuity | Machinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Variable Annuity | Metal Fabricate & Hardware
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Energy Services Fund | Variable Annuity | Schlumberger N.V.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Energy Services Fund | Variable Annuity | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Energy Services Fund | Variable Annuity | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Energy Services Fund | Variable Annuity | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Variable Annuity | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Services Fund | Variable Annuity | ChampionX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Variable Annuity | Weatherford International plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Services Fund | Variable Annuity | Cactus, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Variable Annuity | Archrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Services Fund | Variable Annuity | Noble Corporation plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Financial Services Fund | Variable Annuity | Banks
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Financial Services Fund | Variable Annuity | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Financial Services Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Financial Services Fund | Variable Annuity | REITs
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Financial Services Fund | Variable Annuity | Insurance
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Financial Services Fund | Variable Annuity | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Financial Services Fund | Variable Annuity | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financial Services Fund | Variable Annuity | Software
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Variable Annuity | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Variable Annuity | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Variable Annuity | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Financial Services Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Financial Services Fund | Variable Annuity | Berkshire Hathaway, Inc. — Class B
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Variable Annuity | Visa, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Financial Services Fund | Variable Annuity | Mastercard, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Variable Annuity | Blackstone, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Variable Annuity | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Variable Annuity | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Variable Annuity | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care Fund | Variable Annuity | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Health Care Fund | Variable Annuity | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Health Care Fund | Variable Annuity | Healthcare Products
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Health Care Fund | Variable Annuity | Healthcare Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Health Care Fund | Variable Annuity | Internet
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Health Care Fund | Variable Annuity | Software
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Health Care Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Health Care Fund | Variable Annuity | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Health Care Fund | Variable Annuity | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Health Care Fund | Variable Annuity | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Health Care Fund | Variable Annuity | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Variable Annuity | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care Fund | Variable Annuity | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care Fund | Variable Annuity | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care Fund | Variable Annuity | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Variable Annuity | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Variable Annuity | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Internet Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Internet Fund | Variable Annuity | Internet
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Internet Fund | Variable Annuity | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Internet Fund | Variable Annuity | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Internet Fund | Variable Annuity | Software
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Internet Fund | Variable Annuity | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Internet Fund | Variable Annuity | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Internet Fund | Variable Annuity | Computers
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Internet Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Internet Fund | Variable Annuity | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Internet Fund | Variable Annuity | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Internet Fund | Variable Annuity | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Internet Fund | Variable Annuity | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Internet Fund | Variable Annuity | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Internet Fund | Variable Annuity | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Variable Annuity | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Variable Annuity | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Internet Fund | Variable Annuity | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Internet Fund | Variable Annuity | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Leisure Fund | Variable Annuity | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Leisure Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Leisure Fund | Variable Annuity | Internet
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Leisure Fund | Variable Annuity | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Leisure Fund | Variable Annuity | Media
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Leisure Fund | Variable Annuity | Lodging
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Leisure Fund | Variable Annuity | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Leisure Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Leisure Fund | Variable Annuity | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Leisure Fund | Variable Annuity | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Variable Annuity | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Leisure Fund | Variable Annuity | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Leisure Fund | Variable Annuity | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Leisure Fund | Variable Annuity | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Leisure Fund | Variable Annuity | Comcast Corp. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Leisure Fund | Variable Annuity | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leisure Fund | Variable Annuity | Chipotle Mexican Grill, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Leisure Fund | Variable Annuity | Airbnb, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Precious Metals Fund | Variable Annuity | Mining
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Precious Metals Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Precious Metals Fund | Variable Annuity | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Precious Metals Fund | Variable Annuity | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Precious Metals Fund | Variable Annuity | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Precious Metals Fund | Variable Annuity | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Precious Metals Fund | Variable Annuity | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Precious Metals Fund | Variable Annuity | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Precious Metals Fund | Variable Annuity | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Precious Metals Fund | Variable Annuity | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Precious Metals Fund | Variable Annuity | Gold Fields Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Precious Metals Fund | Variable Annuity | Royal Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Real Estate Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Real Estate Fund | Variable Annuity | REITs-Diversified
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Real Estate Fund | Variable Annuity | REITs-Apartments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate Fund | Variable Annuity | REITs-Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Real Estate Fund | Variable Annuity | REITs-Warehouse/Industries
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Real Estate Fund | Variable Annuity | REITs-Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Real Estate Fund | Variable Annuity | REITs-Storage
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Real Estate Fund | Variable Annuity | Real Estate Management/Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Real Estate Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Real Estate Fund | Variable Annuity | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Variable Annuity | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Real Estate Fund | Variable Annuity | American Tower Corp. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Real Estate Fund | Variable Annuity | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Real Estate Fund | Variable Annuity | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate Fund | Variable Annuity | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Variable Annuity | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Variable Annuity | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Variable Annuity | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate Fund | Variable Annuity | CBRE Group, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Retailing Fund | Variable Annuity | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
Retailing Fund | Variable Annuity | Internet
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Retailing Fund | Variable Annuity | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Variable Annuity | Software
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Retailing Fund | Variable Annuity | Distribution & Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Retailing Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Retailing Fund | Variable Annuity | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Retailing Fund | Variable Annuity | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Retailing Fund | Variable Annuity | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Retailing Fund | Variable Annuity | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Retailing Fund | Variable Annuity | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Retailing Fund | Variable Annuity | TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Retailing Fund | Variable Annuity | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Retailing Fund | Variable Annuity | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retailing Fund | Variable Annuity | Target Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retailing Fund | Variable Annuity | PDD Holdings, Inc. ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Technology Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Technology Fund | Variable Annuity | Internet
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Technology Fund | Variable Annuity | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Technology Fund | Variable Annuity | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Technology Fund | Variable Annuity | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Technology Fund | Variable Annuity | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Technology Fund | Variable Annuity | Software
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Technology Fund | Variable Annuity | Computers
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Technology Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Technology Fund | Variable Annuity | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Technology Fund | Variable Annuity | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Technology Fund | Variable Annuity | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Technology Fund | Variable Annuity | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Technology Fund | Variable Annuity | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Variable Annuity | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Technology Fund | Variable Annuity | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Technology Fund | Variable Annuity | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Technology Fund | Variable Annuity | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Technology Fund | Variable Annuity | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Telecommunications Fund | Variable Annuity | Internet
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Telecommunications Fund | Variable Annuity | Electronics
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Telecommunications Fund | Variable Annuity | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	73.40%
Telecommunications Fund | Variable Annuity | Software
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Telecommunications Fund | Variable Annuity | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Telecommunications Fund | Variable Annuity | Media
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Telecommunications Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Telecommunications Fund | Variable Annuity | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Telecommunications Fund | Variable Annuity | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Telecommunications Fund | Variable Annuity | Comcast Corp. — Class A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Telecommunications Fund | Variable Annuity | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Telecommunications Fund | Variable Annuity | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Telecommunications Fund | Variable Annuity | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Telecommunications Fund | Variable Annuity | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Variable Annuity | Charter Communications, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Telecommunications Fund | Variable Annuity | F5, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Telecommunications Fund | Variable Annuity | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Variable Annuity | Internet
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Transportation Fund | Variable Annuity | Transportation
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Transportation Fund | Variable Annuity | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Transportation Fund | Variable Annuity | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Transportation Fund | Variable Annuity | Airlines
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Transportation Fund | Variable Annuity | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Transportation Fund | Variable Annuity | Home Builders
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Transportation Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Transportation Fund | Variable Annuity | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Transportation Fund | Variable Annuity | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Transportation Fund | Variable Annuity | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Transportation Fund | Variable Annuity | United Parcel Service, Inc. — Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Transportation Fund | Variable Annuity | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Variable Annuity | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Variable Annuity | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Variable Annuity | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Variable Annuity | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Transportation Fund | Variable Annuity | Ford Motor Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities Fund | Variable Annuity | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Utilities Fund | Variable Annuity | Electric
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Utilities Fund | Variable Annuity | Gas
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Utilities Fund | Variable Annuity | Water
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Utilities Fund | Variable Annuity | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Utilities Fund | Variable Annuity | Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Utilities Fund | Variable Annuity | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Fund | Variable Annuity | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities Fund | Variable Annuity | Sempra
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Variable Annuity | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Variable Annuity | American Electric Power Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities Fund | Variable Annuity | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Variable Annuity | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Variable Annuity | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Global Managed Futures Strategy Fund | Variable Annuity | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	78.50%
Global Managed Futures Strategy Fund | Variable Annuity | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Global Managed Futures Strategy Fund | Variable Annuity | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Global Managed Futures Strategy Fund | Variable Annuity | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Global Managed Futures Strategy Fund | Variable Annuity | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
Global Managed Futures Strategy Fund | Variable Annuity | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(22.20%)
Global Managed Futures Strategy Fund | Variable Annuity | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(80.80%)
Global Managed Futures Strategy Fund | Variable Annuity | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(167.60%)
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Global Managed Futures Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Variable Insurance Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Global Managed Futures Strategy Fund | Variable Annuity | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Multi-Hedge Strategies Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Multi-Hedge Strategies Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Multi-Hedge Strategies Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Multi-Hedge Strategies Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Multi-Hedge Strategies Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Multi-Hedge Strategies Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Multi-Hedge Strategies Fund | Variable Annuity | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Multi-Hedge Strategies Fund | Variable Annuity | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Multi-Hedge Strategies Fund | Variable Annuity | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Multi-Hedge Strategies Fund | Variable Annuity | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Multi-Hedge Strategies Fund | Variable Annuity | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Multi-Hedge Strategies Fund | Variable Annuity | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Multi-Hedge Strategies Fund | Variable Annuity | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Multi-Hedge Strategies Fund | Variable Annuity | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Multi-Hedge Strategies Fund | Variable Annuity | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
Multi-Hedge Strategies Fund | Variable Annuity | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)
Multi-Hedge Strategies Fund | Variable Annuity | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(28.80%)
Multi-Hedge Strategies Fund | Variable Annuity | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(39.80%)
Multi-Hedge Strategies Fund | Variable Annuity | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Multi-Hedge Strategies Fund | Variable Annuity | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Multi-Hedge Strategies Fund | Variable Annuity | Technology Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Multi-Hedge Strategies Fund | Variable Annuity | Basic Materials Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Multi-Hedge Strategies Fund | Variable Annuity | Communications Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Multi-Hedge Strategies Fund | Variable Annuity | Industrial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Multi-Hedge Strategies Fund | Variable Annuity | Energy Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Multi-Hedge Strategies Fund | Variable Annuity | Financial Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
Multi-Hedge Strategies Fund | Variable Annuity | Exchange-Traded Funds Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
Multi-Hedge Strategies Fund | Variable Annuity | Custom Basket Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(38.10%)
Multi-Hedge Strategies Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Multi-Hedge Strategies Fund | Variable Annuity | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Variable Insurance Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Multi-Hedge Strategies Fund | Variable Annuity | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Multi-Hedge Strategies Fund | Variable Annuity | Heartland Financial USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Multi-Hedge Strategies Fund | Variable Annuity | HashiCorp, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Multi-Hedge Strategies Fund | Variable Annuity | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Multi-Hedge Strategies Fund | Variable Annuity | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Multi-Hedge Strategies Fund | Variable Annuity | Surmodics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Commodities Strategy Fund | Variable Annuity | S&P Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Commodities Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Commodities Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Commodities Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Nova Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Nova Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Nova Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Nova Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Nova Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Nova Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Nova Fund | Variable Annuity | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Nova Fund | Variable Annuity | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Nova Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Nova Fund | Variable Annuity | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Nova Fund | Variable Annuity | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Variable Annuity | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Variable Annuity | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Nova Fund | Variable Annuity | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Nova Fund | Variable Annuity | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Nova Fund | Variable Annuity | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Nova Fund | Variable Annuity | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Nova Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Inverse S&P 500® Strategy Fund | Variable Annuity | S&P 500 Index Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(43.70%)
Inverse S&P 500® Strategy Fund | Variable Annuity | S&P 500 Index Equity Mini Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(58.70%)
Inverse S&P 500® Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Inverse S&P 500® Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Inverse S&P 500® Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	22.80%
NASDAQ-100® Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NASDAQ-100® Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.00%
NASDAQ-100® Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.20%
NASDAQ-100® Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NASDAQ-100® Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
NASDAQ-100® Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.30%
NASDAQ-100® Fund | Variable Annuity | NASDAQ-100 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.40%
NASDAQ-100® Fund | Variable Annuity | NASDAQ-100 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NASDAQ-100® Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	52.90%
NASDAQ-100® Fund | Variable Annuity | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
NASDAQ-100® Fund | Variable Annuity | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
NASDAQ-100® Fund | Variable Annuity | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100® Fund | Variable Annuity | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NASDAQ-100® Fund | Variable Annuity | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100® Fund | Variable Annuity | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
NASDAQ-100® Fund | Variable Annuity | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NASDAQ-100® Fund | Variable Annuity | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100® Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100® Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Inverse NASDAQ-100® Strategy Fund | Variable Annuity | NASDAQ-100 Index Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(98.40%)
Inverse NASDAQ-100® Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Inverse NASDAQ-100® Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Inverse NASDAQ-100® Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	35.40%
S&P 500® 2x Strategy Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	12.10%
S&P 500® 2x Strategy Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
S&P 500® 2x Strategy Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
S&P 500® 2x Strategy Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.10%
S&P 500® 2x Strategy Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.70%
S&P 500® 2x Strategy Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
S&P 500® 2x Strategy Fund | Variable Annuity | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	96.60%
S&P 500® 2x Strategy Fund | Variable Annuity | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	18.10%
S&P 500® 2x Strategy Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	31.80%
S&P 500® 2x Strategy Fund | Variable Annuity | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
S&P 500® 2x Strategy Fund | Variable Annuity | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® 2x Strategy Fund | Variable Annuity | Berkshire Hathaway, Inc. — Class B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® 2x Strategy Fund | Variable Annuity | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® 2x Strategy Fund | Variable Annuity | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S&P 500® 2x Strategy Fund | Variable Annuity | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® 2x Strategy Fund | Variable Annuity | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S&P 500® 2x Strategy Fund | Variable Annuity | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500® 2x Strategy Fund | Variable Annuity | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® 2x Strategy Fund | Variable Annuity | Alphabet, Inc. — Class C
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.00%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.70%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.80%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | NASDAQ-100 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	113.20%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | NASDAQ-100 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	5.60%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	42.20%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100® 2x Strategy Fund | Variable Annuity | Alphabet, Inc. — Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | S&P MidCap 400 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | S&P MidCap 400 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Interactive Brokers Group, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Pure Storage, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Variable Annuity | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Inverse Mid-Cap Strategy Fund | Variable Annuity | S&P MidCap 400 Index Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(102.30%)
Inverse Mid-Cap Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Inverse Mid-Cap Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Inverse Mid-Cap Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Russell 2000® 2x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	175.80%
Russell 2000® 2x Strategy Fund | Variable Annuity | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Russell 2000® 2x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Russell 2000® 2x Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Russell 2000® 2x Strategy Fund | Variable Annuity | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Russell 2000® 2x Strategy Fund | Variable Annuity | iShares Russell 2000 Index ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | iShares Russell 2000 Index ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000® 1.5x Strategy Fund | Variable Annuity | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Inverse Russell 2000® Strategy Fund | Variable Annuity | Russell 2000 Index Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(98.80%)
Inverse Russell 2000® Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Inverse Russell 2000® Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Inverse Russell 2000® Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Dow 2x Strategy Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	117.80%
Dow 2x Strategy Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Dow 2x Strategy Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Dow 2x Strategy Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Mini Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dow 2x Strategy Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Dow 2x Strategy Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Dow 2x Strategy Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Dow 2x Strategy Fund | Variable Annuity | Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | Variable Annuity | Visa, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dow 2x Strategy Fund | Variable Annuity | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dow 2x Strategy Fund | Variable Annuity | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dow 2x Strategy Fund | Variable Annuity | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dow 2x Strategy Fund | Variable Annuity | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Dow 2x Strategy Fund | Variable Annuity | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow 2x Strategy Fund | Variable Annuity | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dow 2x Strategy Fund | Variable Annuity | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dow 2x Strategy Fund | Variable Annuity | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Inverse Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Equity Mini Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
Inverse Dow 2x Strategy Fund | Variable Annuity | Dow Jones Industrial Average Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(184.60%)
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Government Long Bond 1.2x Strategy Fund | Variable Annuity | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Inverse Government Long Bond Strategy Fund | Variable Annuity | U.S. Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
Inverse Government Long Bond Strategy Fund | Variable Annuity | U.S. Government Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(88.20%)
Inverse Government Long Bond Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Inverse Government Long Bond Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Inverse Government Long Bond Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	21.10%
High Yield Strategy Fund | Variable Annuity | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	101.00%
High Yield Strategy Fund | Variable Annuity | CDX.NA.HY.43.V1 Index Credit Default Swap Agreements Protection Sold
Holdings [Line Items]
Percent of Net Asset Value	91.50%
High Yield Strategy Fund | Variable Annuity | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
High Yield Strategy Fund | Variable Annuity | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
High Yield Strategy Fund | Variable Annuity | iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
High Yield Strategy Fund | Variable Annuity | SPDR Bloomberg High Yield Bond ETF Swap Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Yield Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.80%
High Yield Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	5.80%
High Yield Strategy Fund | Variable Annuity | Total
Holdings [Line Items]
Percent of Net Asset Value	14.00%
High Yield Strategy Fund | Variable Annuity | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
High Yield Strategy Fund | Variable Annuity | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
U.S. Government Money Market Fund | Variable Annuity | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
U.S. Government Money Market Fund | Variable Annuity | Federal Home Loan Bank - FADN
Holdings [Line Items]
Percent of Net Asset Value	13.50%
U.S. Government Money Market Fund | Variable Annuity | Fannie Mae - FADN
Holdings [Line Items]
Percent of Net Asset Value	7.10%
U.S. Government Money Market Fund | Variable Annuity | Farmer Mac - FADN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
U.S. Government Money Market Fund | Variable Annuity | Federal Home Loan Bank - FAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
U.S. Government Money Market Fund | Variable Annuity | Federal Farm Credit Bank - FAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
U.S. Government Money Market Fund | Variable Annuity | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
U.S. Government Money Market Fund | Variable Annuity | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	11.80%
S&P 500® Pure Growth Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
S&P 500® Pure Growth Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
S&P 500® Pure Growth Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
S&P 500® Pure Growth Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S&P 500® Pure Growth Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	27.10%
S&P 500® Pure Growth Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S&P 500® Pure Growth Fund | Variable Annuity | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P 500® Pure Growth Fund | Variable Annuity | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S&P 500® Pure Growth Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	21.50%
S&P 500® Pure Growth Fund | Variable Annuity | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Growth Fund | Variable Annuity | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Growth Fund | Variable Annuity | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Variable Annuity | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Growth Fund | Variable Annuity | Norwegian Cruise Line Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Growth Fund | Variable Annuity | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Pure Growth Fund | Variable Annuity | Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Variable Annuity | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Variable Annuity | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Growth Fund | Variable Annuity | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
S&P 500® Pure Value Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.80%
S&P 500® Pure Value Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.00%
S&P 500® Pure Value Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500® Pure Value Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.90%
S&P 500® Pure Value Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
S&P 500® Pure Value Fund | Variable Annuity | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
S&P 500® Pure Value Fund | Variable Annuity | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
S&P 500® Pure Value Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	21.10%
S&P 500® Pure Value Fund | Variable Annuity | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P 500® Pure Value Fund | Variable Annuity | Ford Motor Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Pure Value Fund | Variable Annuity | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Value Fund | Variable Annuity | Archer-Daniels-Midland Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Variable Annuity | CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Variable Annuity | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Variable Annuity | Mosaic Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® Pure Value Fund | Variable Annuity | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® Pure Value Fund | Variable Annuity | Paramount Global — Class B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® Pure Value Fund | Variable Annuity | Tyson Foods, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.80%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.80%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	25.70%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.10%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	19.50%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Valaris Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Globus Medical, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Shift4 Payments, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | TKO Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P MidCap 400® Pure Growth Fund | Variable Annuity | Abercrombie & Fitch Co. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.70%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.30%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	27.60%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.70%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Concentrix Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P MidCap 400® Pure Value Fund | Variable Annuity | HF Sinclair Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Goodyear Tire & Rubber Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Avnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Macy's, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P MidCap 400® Pure Value Fund | Variable Annuity | PBF Energy, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Arrow Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Lear Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Variable Annuity | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Variable Annuity | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.80%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	27.90%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.50%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.70%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	13.90%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Cinemark Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | DXP Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Protagonist Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | TG Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Cal-Maine Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | ADMA Biologics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Greenbrier Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P SmallCap 600® Pure Growth Fund | Variable Annuity | Chefs' Warehouse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.10%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.40%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.10%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	14.60%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Kohl's Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Par Pacific Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | World Kinect Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Green Dot Corp. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | MarineMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | SpartanNash Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Topgolf Callaway Brands Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | B&G Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Advance Auto Parts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Value Fund | Variable Annuity | Adient plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Europe 1.25x Strategy Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Europe 1.25x Strategy Fund | Variable Annuity | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Europe 1.25x Strategy Fund | Variable Annuity | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Europe 1.25x Strategy Fund | Variable Annuity | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Europe 1.25x Strategy Fund | Variable Annuity | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Europe 1.25x Strategy Fund | Variable Annuity | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Europe 1.25x Strategy Fund | Variable Annuity | Euro FX Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	81.40%
Europe 1.25x Strategy Fund | Variable Annuity | STOXX Europe 50 Index Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	80.40%
Europe 1.25x Strategy Fund | Variable Annuity | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.80%
Europe 1.25x Strategy Fund | Variable Annuity | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Europe 1.25x Strategy Fund | Variable Annuity | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Europe 1.25x Strategy Fund | Variable Annuity | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Europe 1.25x Strategy Fund | Variable Annuity | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Europe 1.25x Strategy Fund | Variable Annuity | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Europe 1.25x Strategy Fund | Variable Annuity | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Europe 1.25x Strategy Fund | Variable Annuity | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Europe 1.25x Strategy Fund | Variable Annuity | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Europe 1.25x Strategy Fund | Variable Annuity | AstraZeneca plc ADR
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Europe 1.25x Strategy Fund | Variable Annuity | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Europe 1.25x Strategy Fund | Variable Annuity | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Europe 1.25x Strategy Fund | Variable Annuity | Novo Nordisk A/S ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Europe 1.25x Strategy Fund | Variable Annuity | ASML Holding N.V. — Class G
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Europe 1.25x Strategy Fund | Variable Annuity | SAP SE ADR
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Europe 1.25x Strategy Fund | Variable Annuity | Nestle S.A. ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Europe 1.25x Strategy Fund | Variable Annuity | Roche Holding AG ADR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Variable Annuity | Novartis AG ADR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | Variable Annuity | Shell plc ADR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Japan 2x Strategy Fund | Variable Annuity | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	195.30%
Japan 2x Strategy Fund | Variable Annuity | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	192.50%
Strengthening Dollar 2x Strategy Fund | Variable Annuity | U.S. Dollar Index Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	171.70%
Strengthening Dollar 2x Strategy Fund | Variable Annuity | U.S. Dollar Index Currency Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Weakening Dollar 2x Strategy Fund | Variable Annuity | U.S. Dollar Index Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
Weakening Dollar 2x Strategy Fund | Variable Annuity | U.S. Dollar Index Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(179.60%)